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                                [ING LETTERHEAD]
Gina M. Butch
Paralegal
(860) 273-0701
Fax: (860) 273-3004

December 26, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Attention: Filing Desk

RE: NORTHERN LIFE INSURANCE COMPANY AND ITS SEPARATE ACCOUNT ONE POST-EFFECTIVE AMENDMENT NO. 13 TO REGISTRATION STATEMENT ON FORM N-4 PROSPECTUS TITLE: ADVANTAGE(SM), ADVANTAGE CENTURY(SM) AND ADVANTAGE
                           CENTURY PLUS(SM) INDIVIDUAL DEFERRED
                           VARIABLE/FIXED ANNUITY CONTRACTS
                           FILE NOS.: 33-90474 AND 811-9002
                           RULE 497(j) FILING

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus Supplement contained in Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 ("Amendment No. 13") for Separate Account One of Northern Life Insurance Company that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 13 which was declared effective on December 21, 2001. The text of Amendment No. 13 was filed electronically on December 21, 2001.

If you have any questions regarding this submission, please call the undersigned at 860-273-0701.

Sincerely,

/s/ Gina M. Butch

Gina M. Butch